SUPPLEMENT DATED MAY 1, 2003

TO

PROSPECTUS DATED MAY 1, 2003

FOR

FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

Effective immediately, Alliance Variable Products Series Fund, Inc. is renamed AllianceBernstein Variable Product Series Fund, Inc. Alliance VP Growth and Income Portfolio is renamed AllianceBernstein VP Growth and Income Portfolio. Alliance VP Technology Portfolio is renamed AllianceBernstein VP Technology Portfolio.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.